Vanguard® U.S. Multifactor ETF
Schedule of Investments (unaudited)
As of February 28, 2025
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value ($000)
Common Stocks (99.8%)
Basic Materials (1.7%)
	Mueller Industries Inc.	15,183	1,217
	UFP Industries Inc.	8,300	888
	Carpenter Technology Corp.	2,341	485
	Hawkins Inc.	4,458	468
	Sylvamo Corp.	5,330	379
	Commercial Metals Co.	7,748	375
	Cabot Corp.	4,165	358
	Reliance Inc.	1,175	349
	Scotts Miracle-Gro Co.	5,445	319
	International Paper Co.	5,652	318
	CF Industries Holdings Inc.	2,600	211
	AdvanSix Inc.	6,807	190
	Royal Gold Inc.	1,040	153
	Avient Corp.	1,720	74
			5,784
Consumer Discretionary (16.8%)
	Walmart Inc.	28,807	2,841
*	Spotify Technology SA	4,469	2,717
	Booking Holdings Inc.	445	2,232
	Costco Wholesale Corp.	1,724	1,808
	General Motors Co.	36,649	1,801
	Target Corp.	12,611	1,567
	TJX Cos. Inc.	11,003	1,373
	Lowe's Cos. Inc.	5,375	1,336
*	Netflix Inc.	1,246	1,222
	PulteGroup Inc.	11,536	1,191
	H&R Block Inc.	21,043	1,147
*	Brinker International Inc.	5,846	964
*	Expedia Group Inc.	4,486	888
*	United Airlines Holdings Inc.	9,203	863
	PVH Corp.	11,380	852
	Steelcase Inc. Class A	69,601	846
*	AutoZone Inc.	234	817
*	G-III Apparel Group Ltd.	29,290	793
	Perdoceo Education Corp.	30,670	785
	Williams-Sonoma Inc.	3,878	755
	Fox Corp. Class B	13,857	749
	Delta Air Lines Inc.	12,247	736
	Fox Corp. Class A	12,556	723
*	Skechers USA Inc. Class A	11,528	703
	Tapestry Inc.	7,616	651
	Hasbro Inc.	9,489	618
	Academy Sports & Outdoors Inc.	12,403	615
*	American Airlines Group Inc.	41,869	601
*	Alaska Air Group Inc.	8,184	592
*	Crocs Inc.	5,932	591
	Interface Inc.	27,616	559
	Travel & Leisure Co.	9,816	548
	Toll Brothers Inc.	4,821	538
	News Corp. Class B	16,622	537
	Build-A-Bear Workshop Inc.	12,324	504
	DR Horton Inc.	3,970	503
*	Dorman Products Inc.	3,800	500
*	M/I Homes Inc.	4,249	498
*	Cavco Industries Inc.	941	494
	Dick's Sporting Goods Inc.	2,172	489
	VF Corp.	19,589	488
*	Adtalem Global Education Inc.	4,656	476
	Ralph Lauren Corp.	1,749	474

Vanguard® U.S. Multifactor ETF
		Shares	Market Value ($000)
	TEGNA Inc.	25,854	471
	Best Buy Co. Inc.	5,175	465
*	BJ's Wholesale Club Holdings Inc.	4,545	460
*	Under Armour Inc. Class C	71,410	453
	Signet Jewelers Ltd.	8,623	451
	Kontoor Brands Inc.	6,864	446
	Phinia Inc.	8,877	438
	Monarch Casino & Resort Inc.	4,675	428
*	Mattel Inc.	19,622	418
	Boyd Gaming Corp.	5,441	415
*	Deckers Outdoor Corp.	2,934	409
	Murphy USA Inc.	863	405
	Macy's Inc.	27,833	399
*	Carnival Corp.	16,594	397
*	Liquidity Services Inc.	11,752	393
	Electronic Arts Inc.	2,999	387
	Lennar Corp. Class B	3,324	385
*	NVR Inc.	53	384
*	Hanesbrands Inc.	61,346	370
	Ethan Allen Interiors Inc.	12,906	368
*	SkyWest Inc.	3,496	346
	KB Home	5,602	342
	John Wiley & Sons Inc. Class A	8,538	340
*	Stagwell Inc.	48,174	313
	Playtika Holding Corp.	57,937	306
*	Universal Technical Institute Inc.	10,627	300
	HNI Corp.	6,390	298
*	Abercrombie & Fitch Co. Class A	2,806	289
*	frontdoor Inc.	6,347	289
*	Grand Canyon Education Inc.	1,605	289
*	SharkNinja Inc.	2,638	277
*	Tri Pointe Homes Inc.	8,713	276
	Nexstar Media Group Inc.	1,512	256
*	Sally Beauty Holdings Inc.	28,212	254
	American Eagle Outfitters Inc.	18,939	248
*	Urban Outfitters Inc.	4,262	248
*	Global Business Travel Group I	29,792	248
*	United Parks & Resorts Inc.	4,890	247
*	Dollar Tree Inc.	3,334	243
	Shoe Carnival Inc.	10,776	239
	Columbia Sportswear Co.	2,718	236
	La-Z-Boy Inc.	5,153	233
	Dillard's Inc. Class A	594	231
	Marcus Corp.	11,992	220
	PriceSmart Inc.	2,451	219
	Dana Inc.	14,592	217
*	Green Brick Partners Inc.	3,432	205
	Garmin Ltd.	889	203
	Upbound Group Inc.	7,748	200
	eBay Inc.	3,059	198
	Royal Caribbean Cruises Ltd.	805	198
*	Malibu Boats Inc. Class A	5,817	194
*	Stride Inc.	1,406	192
	Newell Brands Inc.	26,250	168
	Standard Motor Products Inc.	5,448	155
	BorgWarner Inc. (XNYS)	4,975	148
	Lennar Corp. Class A	1,146	137
*	Norwegian Cruise Line Holdings Ltd.	5,895	134
	Buckle Inc.	3,267	131
*	Laureate Education Inc.	5,920	118
	Carriage Services Inc.	2,600	104
	Steven Madden Ltd.	2,551	84
	J Jill Inc.	3,519	83
*	Live Nation Entertainment Inc.	520	75
	Texas Roadhouse Inc.	400	74
	Strategic Education Inc.	870	70
	LCI Industries	632	66
	New York Times Co. Class A	1,320	63
			58,331

Vanguard® U.S. Multifactor ETF
		Shares	Market Value ($000)
Consumer Staples (6.8%)
	Philip Morris International Inc.	23,717	3,683
	Altria Group Inc.	57,235	3,196
	Kimberly-Clark Corp.	16,976	2,411
	McKesson Corp.	3,162	2,024
	Kroger Co.	23,045	1,494
	Ingredion Inc.	7,634	997
	Cal-Maine Foods Inc.	9,412	851
*	Pilgrim's Pride Corp.	12,967	705
*	Sprouts Farmers Market Inc.	4,360	647
	Cencora Inc.	2,280	578
	Weis Markets Inc.	7,719	571
	Primo Brands Corp.	16,481	555
	Coca-Cola Consolidated Inc.	374	530
	Kenvue Inc.	21,263	502
*	Performance Food Group Co.	5,517	470
	Ingles Markets Inc. Class A	7,063	434
	Flowers Foods Inc.	23,088	433
	Albertsons Cos. Inc. Class A	20,380	429
	Dole plc	29,278	428
	Fresh Del Monte Produce Inc.	13,962	426
	Turning Point Brands Inc.	5,920	416
	Energizer Holdings Inc.	13,331	410
*	US Foods Holding Corp.	5,568	399
	ACCO Brands Corp.	76,236	356
	Casey's General Stores Inc.	614	254
	SpartanNash Co.	10,232	207
	Molson Coors Beverage Co. Class B	3,240	198
	Andersons Inc.	2,683	115
			23,719
Energy (5.8%)
	EOG Resources Inc.	22,437	2,848
	Chevron Corp.	7,451	1,182
	Texas Pacific Land Corp.	734	1,048
	TechnipFMC plc	33,777	994
	Kinetik Holdings Inc.	15,071	879
*	CNX Resources Corp.	28,302	818
*	ProPetro Holding Corp.	87,179	736
	Baker Hughes Co.	16,412	732
	Coterra Energy Inc.	25,898	699
	Magnolia Oil & Gas Corp. Class A	28,241	661
	Select Water Solutions Inc.	49,920	606
	SM Energy Co.	18,138	593
*	Gulfport Energy Corp.	3,250	552
	RPC Inc.	91,045	508
	SunCoke Energy Inc.	55,921	507
*	MRC Global Inc.	39,739	484
	Core Natural Resources Inc.	6,443	478
	DTE Midstream LLC	4,604	442
	Atlas Energy Solutions Inc.	22,495	436
	Northern Oil & Gas Inc.	13,516	426
*	DNOW Inc.	26,467	423
	Cactus Inc. Class A	8,029	422
	World Kinect Corp.	13,068	391
	Vitesse Energy Inc.	14,769	380
*	NPK International Inc.	59,419	362
	Patterson-UTI Energy Inc.	43,526	362
	Liberty Energy Inc.	18,487	319
	Murphy Oil Corp.	10,943	290
	Granite Ridge Resources Inc.	40,737	239
	Riley Exploration Permian Inc.	7,413	234
	Crescent Energy Co. Class A	17,399	220
*	Alpha Metallurgical Resources Inc.	1,404	193
	California Resources Corp.	4,185	187
	Berry Corp.	27,868	113
	Diversified Energy Co. plc	7,022	94
	Matador Resources Co.	1,189	62
	Valero Energy Corp.	32	4

Vanguard® U.S. Multifactor ETF
		Shares	Market Value ($000)
	Permian Resources Corp.	35	1
			19,925
Financials (29.3%)
	Wells Fargo & Co.	48,836	3,825
	Bank of New York Mellon Corp.	40,248	3,580
	Aflac Inc.	28,652	3,137
	JPMorgan Chase & Co.	10,070	2,665
	Ameriprise Financial Inc.	4,901	2,633
	MetLife Inc.	25,450	2,193
	Apollo Global Management Inc.	13,604	2,031
	Progressive Corp.	7,176	2,024
	Hartford Insurance Group Inc.	13,733	1,624
	Morgan Stanley	11,668	1,553
	Citizens Financial Group Inc.	33,635	1,539
	Popular Inc.	15,074	1,514
	East West Bancorp Inc.	15,453	1,459
	Old Republic International Corp.	37,592	1,448
	OneMain Holdings Inc.	26,915	1,446
	Bank of America Corp.	30,316	1,398
	MGIC Investment Corp.	54,840	1,350
	First BanCorp (XNYS)	69,056	1,345
	CNO Financial Group Inc.	32,032	1,335
	OFG Bancorp	30,829	1,310
	Amalgamated Financial Corp.	36,962	1,199
	Fifth Third Bancorp	26,841	1,167
	Commerce Bancshares Inc.	17,707	1,152
	Unum Group	13,910	1,145
	International Bancshares Corp.	16,982	1,138
	Employers Holdings Inc.	21,016	1,089
	W R Berkley Corp.	17,001	1,072
	Cboe Global Markets Inc.	4,931	1,039
	Pathward Financial Inc.	13,387	1,038
	Moody's Corp.	2,004	1,010
	Bank of NT Butterfield & Son Ltd.	24,094	935
	SLM Corp.	30,726	928
	PNC Financial Services Group Inc.	4,818	925
	Affiliated Managers Group Inc.	5,394	922
	1st Source Corp.	13,809	896
	Primerica Inc.	3,078	893
	Central Pacific Financial Corp.	30,651	890
	Carlyle Group Inc.	16,826	839
	Preferred Bank	9,224	819
*	NMI Holdings Inc.	22,358	815
	Enact Holdings Inc.	23,434	806
	Synovus Financial Corp.	15,310	794
	State Street Corp.	7,593	753
	Jackson Financial Inc. Class A	8,171	749
	Equitable Holdings Inc.	13,575	747
	WSFS Financial Corp.	13,674	742
	Axis Capital Holdings Ltd.	7,593	736
	Cathay General Bancorp	15,476	727
	Independent Bank Corp. (XNGS)	10,598	727
	Fidelity National Financial Inc.	11,119	717
	Banco Latinoamericano de Comercio Exterior SA Class E	16,738	709
	First Commonwealth Financial Corp.	42,676	702
*	Markel Group Inc.	360	696
	Cincinnati Financial Corp.	4,649	687
*	Enova International Inc.	6,453	667
	Northeast Bank	6,580	661
	Willis Towers Watson plc	1,888	641
	Enterprise Financial Services Corp.	10,661	630
*	Genworth Financial Inc.	90,653	630
	Hanmi Financial Corp.	25,830	620
	Victory Capital Holdings Inc. Class A	9,376	600
	BOK Financial Corp.	5,475	597
	Lazard Inc.	11,863	595
	Banc of California Inc.	39,884	593
*	Bancorp Inc.	10,554	589
	Radian Group Inc.	17,776	585

Vanguard® U.S. Multifactor ETF
		Shares	Market Value ($000)
	Assured Guaranty Ltd.	6,500	568
	First Merchants Corp.	12,805	561
*	Texas Capital Bancshares Inc.	6,987	553
	ConnectOne Bancorp Inc.	21,474	548
	Virtu Financial Inc. Class A	14,952	547
	Regions Financial Corp.	22,854	542
	Acadian Asset Management Inc.	21,267	524
	Corebridge Financial Inc.	14,827	514
	BGC Group Inc. Class A	50,871	504
	Community Financial System Inc.	7,924	501
	Northern Trust Corp.	4,497	496
	Heritage Financial Corp.	19,607	495
	City Holding Co.	3,902	464
	Raymond James Financial Inc.	2,972	460
	Globe Life Inc.	3,547	452
	American International Group Inc.	5,358	444
	S&T Bancorp Inc.	11,050	444
	LPL Financial Holdings Inc.	1,189	442
	Westamerica BanCorp	8,246	430
	Ameris Bancorp	6,642	429
	Fidelis Insurance Holdings Ltd.	29,093	428
	Veritex Holdings Inc.	15,844	417
	Tompkins Financial Corp.	5,887	406
	Hancock Whitney Corp.	6,974	398
	Mercury General Corp.	7,345	396
	Univest Financial Corp.	12,368	378
	SEI Investments Co.	4,600	368
	Janus Henderson Group plc	8,520	360
	First Interstate BancSystem Inc. Class A	11,551	355
	OceanFirst Financial Corp.	19,526	352
	Capitol Federal Financial Inc.	58,396	346
*	Mr. Cooper Group Inc.	3,055	343
	Independent Bank Corp.	9,924	337
	Assurant Inc.	1,617	336
*	SiriusPoint Ltd.	21,761	334
	WisdomTree Inc.	36,217	330
	Kemper Corp.	4,858	328
	Jefferies Financial Group Inc.	4,934	327
	Perella Weinberg Partners	13,817	319
	TriCo Bancshares	7,214	315
	Peapack-Gladstone Financial Corp.	9,614	311
	Towne Bank	8,397	310
	Interactive Brokers Group Inc. Class A	1,511	309
	Old Second Bancorp Inc.	16,263	298
	Southside Bancshares Inc.	9,657	297
	QCR Holdings Inc.	3,872	292
*	Coastal Financial Corp.	2,815	278
	PJT Partners Inc. Class A	1,646	262
	FB Financial Corp.	5,153	260
	Navient Corp.	17,279	247
	RenaissanceRe Holdings Ltd.	1,018	242
	Community Trust Bancorp Inc.	4,084	223
	Stock Yards Bancorp Inc.	2,948	215
	Citigroup Inc.	2,675	214
	Voya Financial Inc.	2,889	209
	NBT Bancorp Inc.	4,278	204
	AMERISAFE Inc.	3,946	203
	M&T Bank Corp.	1,059	203
	CNA Financial Corp.	4,009	196
	Diamond Hill Investment Group Inc.	1,230	180
	Northfield Bancorp Inc.	15,301	180
	Peoples Bancorp Inc.	5,143	165
	TrustCo Bank Corp. NY	4,981	164
*	StoneX Group Inc.	1,320	159
	Northwest Bancshares Inc.	12,520	158
	Mercantile Bank Corp.	3,232	156
	Park National Corp.	939	156
	Horace Mann Educators Corp.	2,754	117
	Hingham Institution for Savings	437	113
*	Brighthouse Financial Inc.	1,880	111

Vanguard® U.S. Multifactor ETF
		Shares	Market Value ($000)
	Stellar Bancorp Inc.	3,400	99
	Trustmark Corp.	2,582	94
	Byline Bancorp Inc.	3,119	89
	BancFirst Corp.	640	76
	United Fire Group Inc.	2,640	74
	Banner Corp.	1,040	72
	Cullen / Frost Bankers Inc.	520	71
	German American Bancorp Inc.	1,760	70
	First Hawaiian Inc.	2,425	65
	Investors Title Co.	249	59
			101,312
Health Care (9.0%)
	Gilead Sciences Inc.	31,173	3,563
	Bristol-Myers Squibb Co.	46,505	2,773
	HCA Healthcare Inc.	8,229	2,521
	Johnson & Johnson	11,610	1,916
	Cardinal Health Inc.	8,426	1,091
*	Lantheus Holdings Inc.	7,707	723
*	Alkermes plc	20,913	718
*	Exelixis Inc.	18,147	702
*	United Therapeutics Corp.	1,870	598
*	Globus Medical Inc. Class A	7,430	597
*	Pediatrix Medical Group Inc.	40,382	596
	ResMed Inc.	2,546	595
*	Doximity Inc. Class A	7,936	559
*	Catalyst Pharmaceuticals Inc.	24,357	558
*	AdaptHealth Corp.	49,028	558
	Phibro Animal Health Corp. Class A	23,806	541
*	Semler Scientific Inc.	12,597	541
*	Tenet Healthcare Corp.	4,262	539
*	Amneal Pharmaceuticals Inc.	60,383	523
*	Innoviva Inc.	28,022	502
	Premier Inc. Class A	26,885	489
*	Pacira BioSciences Inc.	19,898	479
*	Jazz Pharmaceuticals plc	3,270	469
*	Incyte Corp.	6,325	465
*	Hims & Hers Health Inc.	10,061	454
*	Corcept Therapeutics Inc.	7,473	453
*	DaVita Inc.	2,905	430
*	Community Health Systems Inc.	140,597	423
*	Supernus Pharmaceuticals Inc.	13,007	417
	SIGA Technologies Inc.	75,811	416
*	Tactile Systems Technology Inc.	27,144	388
	Viatris Inc.	38,677	357
*	Harmony Biosciences Holdings Inc.	10,384	351
*	Omnicell Inc.	9,043	344
*	Orthofix Medical Inc.	19,662	342
	Embecta Corp.	24,393	329
*	Inmode Ltd.	16,223	304
*	Protagonist Therapeutics Inc.	7,665	288
*	Inogen Inc.	33,445	279
	HealthStream Inc.	8,129	274
*	ADMA Biologics Inc.	16,579	272
*	Avanos Medical Inc.	17,883	269
*	AngioDynamics Inc.	23,991	223
	Universal Health Services Inc. Class B	1,274	223
*	Addus HomeCare Corp.	2,035	195
*	Castle Biosciences Inc.	8,954	194
*	MannKind Corp.	34,768	186
*	ICU Medical Inc.	1,249	183
*	CareDx Inc.	7,919	175
*	Healthcare Services Group Inc.	16,494	173
*	Owens & Minor Inc.	17,660	169
*	Halozyme Therapeutics Inc.	2,826	167
*	DocGo Inc.	28,464	88
	Select Medical Holdings Corp.	4,560	83
			31,065

Vanguard® U.S. Multifactor ETF
		Shares	Market Value ($000)
Industrials (16.7%)
	3M Co.	19,527	3,029
	American Express Co.	8,955	2,695
*	Fiserv Inc.	11,249	2,651
*	PayPal Holdings Inc.	29,516	2,097
	CRH plc	17,965	1,842
	FedEx Corp.	6,786	1,784
	Cintas Corp.	8,441	1,752
	Lockheed Martin Corp.	3,622	1,631
	Trane Technologies plc	4,438	1,570
	Caterpillar Inc.	3,630	1,249
	Boise Cascade Co.	10,255	1,063
	Synchrony Financial	14,800	898
	Matson Inc.	5,917	852
	Allison Transmission Holdings Inc.	8,365	851
	Parker-Hannifin Corp.	1,179	788
*	Corpay Inc.	2,145	787
	United Rentals Inc.	1,207	775
	Comfort Systems USA Inc.	2,114	768
	Griffon Corp.	10,283	744
	Acuity Brands Inc.	2,488	739
	Valmont Industries Inc.	2,066	720
	EMCOR Group Inc.	1,721	704
	Teekay Corp. Ltd.	98,808	646
	Mastercard Inc. Class A	1,102	635
*	Kirby Corp.	5,629	587
	Louisiana-Pacific Corp.	5,884	586
	Argan Inc.	4,481	584
	Applied Industrial Technologies Inc.	2,290	574
	Primoris Services Corp.	7,963	571
	Bel Fuse Inc. Class B	6,729	565
	Packaging Corp. of America	2,644	563
*	ACI Worldwide Inc.	9,503	545
*	Euronet Worldwide Inc.	5,247	538
*	GMS Inc.	6,629	528
	Snap-on Inc.	1,533	523
	Teekay Tankers Ltd. Class A	13,702	517
	Patrick Industries Inc.	5,625	510
	Esab Corp.	4,044	507
	CompoSecure Inc. Class A	36,726	490
	Fidelity National Information Services Inc.	6,868	488
	REV Group Inc.	15,569	475
	Silgan Holdings Inc.	8,262	449
*	NCR Atleos Corp.	15,788	449
*	TopBuild Corp.	1,397	428
	DHT Holdings Inc.	40,264	416
	Deluxe Corp.	25,216	415
	Heidrick & Struggles International Inc.	10,087	413
	Ryder System Inc.	2,498	411
*	American Woodmark Corp.	6,353	394
*	BrightView Holdings Inc.	29,230	392
	AptarGroup Inc.	2,597	381
	Ardagh Metal Packaging SA	132,829	381
	WESCO International Inc.	2,092	378
	Schneider National Inc. Class B	13,982	369
	AZZ Inc.	3,750	360
	Barrett Business Services Inc.	8,829	355
	Cummins Inc.	960	353
	Genpact Ltd.	6,557	349
*	ExlService Holdings Inc.	6,821	331
	Mueller Water Products Inc. Class A	12,268	316
	ADT Inc.	38,324	314
*	Knife River Corp.	3,217	308
	CH Robinson Worldwide Inc.	3,021	307
	UniFirst Corp.	1,380	297
	Ennis Inc.	13,902	295
*	Itron Inc.	2,638	287
	Miller Industries Inc.	4,846	281
*	MasTec Inc.	2,134	279
*	Generac Holdings Inc.	2,027	276

Vanguard® U.S. Multifactor ETF
		Shares	Market Value ($000)
	Tecnoglass Inc.	3,749	276
	Scorpio Tankers Inc.	6,909	275
*	Builders FirstSource Inc.	1,900	264
	Genco Shipping & Trading Ltd.	18,456	264
	AAON Inc.	3,366	259
	CSW Industrials Inc.	844	258
*	Payoneer Global Inc.	29,681	254
	Eagle Materials Inc.	1,112	252
*	Zebra Technologies Corp. Class A	799	252
*	Limbach Holdings Inc.	3,000	249
	Herc Holdings Inc.	1,714	246
	RPM International Inc.	1,920	238
*	Hudson Technologies Inc.	38,801	224
	United States Lime & Minerals Inc.	2,249	211
	Flowserve Corp.	3,800	209
*	Fluor Corp.	5,321	202
*	Mohawk Industries Inc.	1,640	193
	Apogee Enterprises Inc.	3,687	177
*	Resideo Technologies Inc.	8,869	170
*	Repay Holdings Corp.	23,386	169
	Carlisle Cos. Inc.	493	168
	WW Grainger Inc.	160	163
	Kennametal Inc.	7,025	155
	ABM Industries Inc.	2,760	150
*	FTI Consulting Inc.	890	147
*	Hillman Solutions Corp.	14,870	145
*	Resolute Holdings Management Inc.	3,061	143
*	Cimpress plc	2,868	138
*	Gates Industrial Corp. plc	5,840	126
	Franklin Electric Co. Inc.	1,189	121
	Granite Construction Inc.	1,404	116
	Greenbrier Cos. Inc.	2,027	114
	Maximus Inc.	1,529	100
*	WEX Inc.	602	95
	Kforce Inc.	1,868	94
	Zurn Elkay Water Solutions Corp.	2,433	86
	MSC Industrial Direct Co. Inc. Class A	1,057	85
*	Graham Corp.	2,363	80
[1]	Ardmore Shipping Corp.	8,719	79
	Costamare Inc.	7,558	77
	Armstrong World Industries Inc.	480	74
*	Trimble Inc.	1,033	74
	Pentair plc	760	72
	Mesa Laboratories Inc.	489	68
			57,717
Real Estate (0.2%)
	Newmark Group Inc. Class A	32,766	481
*	Millrose Properties Inc. Class A	2,235	51
			532
Technology (10.0%)
	Meta Platforms Inc. Class A	3,843	2,568
	International Business Machines Corp.	9,761	2,464
*	Fortinet Inc.	22,794	2,462
	NVIDIA Corp.	17,590	2,197
	Apple Inc.	8,880	2,147
	Alphabet Inc. Class C	9,638	1,660
	Salesforce Inc.	5,000	1,489
	QUALCOMM Inc.	5,035	791
*	ScanSource Inc.	18,333	671
	Jabil Inc.	4,216	653
*	Daktronics Inc.	40,539	619
*	F5 Inc.	2,033	594
	Hewlett Packard Enterprise Co.	28,872	572
*	NetScout Systems Inc.	24,320	547
*	Twilio Inc. Class A	4,555	546
*	Kyndryl Holdings Inc.	13,592	518
	HP Inc.	15,755	486
	Gen Digital Inc. (XNGS)	17,240	471
	Leidos Holdings Inc.	3,595	467

Vanguard® U.S. Multifactor ETF
		Shares	Market Value ($000)
	Amdocs Ltd.	5,303	463
*	Commvault Systems Inc.	2,668	455
*	Dropbox Inc. Class A	17,231	448
	Adeia Inc.	27,647	435
*	Diebold Nixdorf Inc.	9,753	431
*	Photronics Inc.	20,206	421
	NetApp Inc.	4,143	413
	OneSpan Inc.	25,442	408
*	Zoom Communications Inc.	5,476	404
*	DoorDash Inc. Class A	2,034	404
	Amkor Technology Inc.	19,090	403
*	DXC Technology Co.	21,425	394
*	Grindr Inc.	21,263	390
	PC Connection Inc.	5,944	379
	Corning Inc.	7,522	377
*	Cirrus Logic Inc.	3,593	374
*	RingCentral Inc. Class A	12,951	368
*	Box Inc. Class A	10,663	349
*	ePlus Inc.	5,307	342
*	Maplebear Inc.	8,294	341
*	AvePoint Inc.	22,393	335
	Clear Secure Inc. Class A	13,907	330
	A10 Networks Inc.	14,947	311
	Alphabet Inc. Class A	1,818	310
*	Pure Storage Inc. Class A	5,786	304
*	Sanmina Corp.	3,608	296
	Benchmark Electronics Inc.	7,113	284
*	CEVA Inc.	7,727	265
	Hackett Group Inc.	8,093	246
	Progress Software Corp.	4,446	243
*	Vimeo Inc.	39,648	233
	Pegasystems Inc.	2,781	218
*	Plexus Corp.	1,604	213
*	Arrow Electronics Inc.	1,939	210
*	DocuSign Inc.	2,442	203
*	Magnite Inc.	12,643	199
*	TTM Technologies Inc.	5,966	144
*	Viant Technology Inc. Class A	7,067	141
*	Appfolio Inc. Class A	605	130
*	Cargurus Inc.	2,522	81
	Avnet Inc.	1,320	67
	Cognizant Technology Solutions Corp. Class A	25	2
	CSG Systems International Inc.	10	1
			34,687
Telecommunications (3.4%)
	AT&T Inc.	121,990	3,344
	T-Mobile US Inc.	10,693	2,884
	Verizon Communications Inc.	52,054	2,243
*	Arista Networks Inc.	11,698	1,088
*	NETGEAR Inc.	22,746	598
	IDT Corp. Class B	12,285	597
*	Adtran Holdings Inc.	35,858	379
*	Digi International Inc.	10,498	321
*	Charter Communications Inc. Class A	577	210
*	Ciena Corp.	1,960	156
			11,820
Utilities (0.1%)
	Excelerate Energy Inc. Class A	14,564	447
Total Common Stocks (Cost $300,908)			345,339

Vanguard® U.S. Multifactor ETF
		Shares	Market Value ($000)
Temporary Cash Investments (0.5%)
Money Market Fund (0.5%)
[2,3]	Vanguard Market Liquidity Fund, 4.351% (Cost $1,911)	19,108	1,911
Total Investments (100.3%) (Cost $302,819)			347,250
Other Assets and Liabilities—Net (-0.3%)			(1,119)
Net Assets (100%)			346,131
Cost is in $000.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $78,000.
2	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3	Collateral of $86,000 was received for securities on loan.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
Micro E-mini S&P 500 Index	March 2025	21	626	(14)
A.	Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
B.	Futures Contracts: The fund uses index futures contracts to a limited extent, with the objective of maintaining full exposure to the stock market while maintaining liquidity. The fund may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital share transactions. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).
C.	Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
At February 28, 2025, 100% of the market value of the fund’s investments and derivatives was determined based on Level 1 inputs.